EXHIBIT 99.3

John Deere Owner Trust 2008

Servicer’s Certificate

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015 $9,808,817 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Sep-08
Actual Payment Date (A/360)	15-Sep-08
Collection Period Begin Date	28-Jul-08
Collection Period End Date	24-Aug-08
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	31

(1) Total Distribution Amount:	$23,219,178.35
(a) Total cash receipts during the month:	$17,966,228.11
(b) Administrative repurchases during the month:	$5,232,836.08
(c) Investment earnings on cash accounts:	$20,114.16

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,721,369.40
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$197,675.57
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$589,270.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$526,923.83
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$407,500.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$20,199,644.67
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$20,199,644.67
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$20,199,644.67

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

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	(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
	(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
	(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:	$21,921,014.07

(6)	Reserve Account balance:
	(a) Beginning balance:	$9,805,183.00
	(b) Amount of deposit from Collection Account to Reserve Account:	$852,201.54
	(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(ii) Amount of excess to Reserve Account from Collection Account:	$852,201.54
	(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
	(i) Interest Amount included above:	$0.00
	(ii) Principal Amount included above:	$0.00
	(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$852,201.54
	(e) Ending Balance (after giving effect to all distributions):	$9,805,183.00
	(f) Specified Reserve Account Balance:	$9,805,183.00

(7)	Servicing Fee:	$445,862.74
	(a) Amount of Servicing Fee earned:	$445,862.74
	(b) Amount of Servicing Fee paid:	$445,862.74
	(c) Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:	$0.00

(9)	Amount paid to Owner Trustee:	$0.00

(10)	(a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$852,201.54

(12)	(a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$514,284,978.98

	(b) Note Value as of the end of the related Collection Period:	$519,435,274.62

	(c) Number of Accounts at the end of the related Collection Period:	11,613

(13)	After giving effect to all distributions on such Payment Date:
	(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$63,556,456.86
	(ii) Class A-1 Note Pool Factor:	0.3213168

	(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$194,800,000.00
	(ii) Class A-2 Note Pool Factor:	1.0000000

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	(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$151,270,000.00
	(ii) Class A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$100,000,000.00
	(ii) Class A-4 Note Pool Factor:	1.0000000

	(e) (i) Outstanding Principal Balance of the Certificates:	$9,808,817.00
	(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(15)	(i) Aggregate amount of net losses for the collection period:	$203,231.33
	(ii) Cumulative amount of net losses:	$273,422.11
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(16)	(i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.08%
	(ii) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.01%

(17)	Collateral Composition:
	(a) Number of loans at the beginning of the period:	11,809
	(b) Number of loans at the end of the period:	11,613
	(c) Weighted average remaining term on receivables:	40.30
	(d) Prepayment amount - monthly:	$7,043,603.34
	(e) Prepayment amount - life-to-date:	$64,756,212.97
	(f) Weighted average APR of the pool assets:	6.44%
	(g) Pool Factor:	0.79

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